Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 14, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

	Summary Compensation Table Total for Eric D. Ashleman (PEO) ($)(2)	Compensation Actually Paid to Eric D. Ashleman (PEO) ($)(3)	Summary Compensation Table Total for Andrew K. Silvernail (PEO) ($)(2)	Compensation Actually Paid to Andrew K. Silvernail (PEO) ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($000,000)	Adjusted EBITDA ($000,000) (6)
Year (1)							TSR ($)	Peer Group TSR ($)(5)
2023	7,758,876	2,066,071	N/A	N/A	1,848,761	655,908	132	174	596.1	899.6
2022	7,495,227	11,439,171	N/A	N/A	2,396,496	2,058,991	137	132	586.9	884.2
2021	6,719,772	9,849,418	N/A	N/A	1,743,998	2,463,917	140	150	449.4	765.4
2020	3,407,839	5,952,238	8,890,861	(14,813,422)	1,709,129	2,782,284	117	116	377.8	622.9

(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

•
2023:
Mr. Ashleman
served as the PEO for the entirety of 2023. The Company’s other NEOs for 2023 were: Abhishek Khandelwal, Lisa M. Anderson, Roopa Unnikrishnan, Melissa S. Flores, Allison S. Lausas, William K. Grogan; and Marc Uleman.

•	2022: Mr. Ashleman served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: William K. Grogan; Melissa Aquino; Marc Uleman; and Lisa M. Anderson.

•	2021: Mr. Ashleman served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: William K. Grogan; Denise R. Cade; Melissa S. Flores; Daniel J. Salliotte; and Michael J. Yates.

•
2020: Mr. Ashleman was appointed PEO effective December 15, 2020, and
Mr. Silvernail
served as PEO prior to Mr. Ashleman’s appointment. The Company’s other NEOs for 2020 were: William K. Grogan; Denise R. Cade; Jeffrey D. Bucklew; and Daniel J. Salliotte.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Messrs. Ashleman and Silvernail and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s other NEOs reported for the applicable year.

(3)
To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Ashleman and Silvernail and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The TSR Peer Group consists of the S&P 400 Midcap Industrials Sector Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form 10-K for the year ended December 31, 2023).

(6)
As noted in “Compensation Discussion and Analysis,” the Compensation Committee selected Adjusted EBITDA as a key metric for evaluating and rewarding management’s performance in the 2023 incentive program design. This measure is used to determine the payout of 40% of the 2023 MICP awards. Adjusted EBITDA is a non-GAAP financial measure and is calculated based on the Company’s earnings before interest, taxes, depreciation and amortization, adjusted to exclude the impact of acquisitions and divestitures and actual capital expenditures. A reconciliation from GAAP to non-GAAP financial measures and other related information is included in Item 7 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

•
2023:
Mr. Ashleman
served as the PEO for the entirety of 2023. The Company’s other NEOs for 2023 were: Abhishek Khandelwal, Lisa M. Anderson, Roopa Unnikrishnan, Melissa S. Flores, Allison S. Lausas, William K. Grogan; and Marc Uleman.

•	2022: Mr. Ashleman served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: William K. Grogan; Melissa Aquino; Marc Uleman; and Lisa M. Anderson.

•	2021: Mr. Ashleman served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: William K. Grogan; Denise R. Cade; Melissa S. Flores; Daniel J. Salliotte; and Michael J. Yates.

•
2020: Mr. Ashleman was appointed PEO effective December 15, 2020, and
Mr. Silvernail
served as PEO prior to Mr. Ashleman’s appointment. The Company’s other NEOs for 2020 were: William K. Grogan; Denise R. Cade; Jeffrey D. Bucklew; and Daniel J. Salliotte.

Peer Group Issuers, Footnote			The TSR Peer Group consists of the S&P 400 Midcap Industrials Sector Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form 10-K for the year ended December 31, 2023).
Adjustment To PEO Compensation, Footnote
The following tables sets forth the detailed calculation from SCT Total to Compensation Actually Paid for the PEOs and NEOs:

	Eric D. Ashleman
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2022
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2023
Fiscal Year	2020	2021	2022	2023
SCT Total	$3,407,839	$6,719,772	$7,495,227	$7,758,876
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($2,006,979)	($4,174,035)	($4,598,330)	($5,618,356)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,659,808	$6,194,944	$8,424,336	$4,453,992
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,362,544	$1,050,803	$865,977	($4,529,994)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$443,050	$21,243	($916,830)	($93,950)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$85,976	$36,691	$168,791	$95,503
Compensation Actually Paid	$5,952,238	$9,849,418	$11,439,171	$2,066,071

Andrew K. Silvernail
Prior FYE	12/31/2019
Current FYE	12/31/2020
Fiscal Year	2020
SCT Total	$8,890,861
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,277,937)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($295,496)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($17,130,850)
+ Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$0
Compensation Actually Paid	($14,813,422)

Non-PEO NEO Average Total Compensation Amount			$ 1,848,761	$ 2,396,496	$ 1,743,998	$ 1,709,129
Non-PEO NEO Average Compensation Actually Paid Amount			$ 655,908	2,058,991	2,463,917	2,782,284
Adjustment to Non-PEO NEO Compensation Footnote

	Non-PEO NEOs
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2022
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2023
Fiscal Year	2020	2021	2022	2023
SCT Total	$1,709,129	$1,743,998	$2,396,496	$1,848,761
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($853,306)	($727,995)	($1,537,000)	($1,045,073)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,130,856	$1,080,430	$1,212,682	$763,785
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$548,525	$359,737	$166,194	($242,297)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$225,012	($2,016)	($209,489)	($10,109)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	($665,779)
+ Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$22,068	$9,763	$30,108	$6,620
Compensation Actually Paid	$2,782,284	$2,463,917	$2,058,991	$655,908

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023. In addition to these metrics, the Company’s MICP includes performance goals relating to Sustainability initiatives in order to emphasize those initiatives as priorities throughout the organization. Please see the “Compensation Discussion and Analysis” for a further description of the metrics used in the Company’s executive compensation program.

1.	Total Shareholder Return

2.	Relative TSR percentile ranking as compared to companies in the S&P 500 Index

3.	Adjusted EBITDA

Total Shareholder Return Amount			$ 132	137	140	117
Peer Group Total Shareholder Return Amount			174	132	150	116
Net Income (Loss)			$ 596,100,000	$ 586,900,000	$ 449,400,000	$ 377,800,000
Company Selected Measure Amount			899,600,000	884,200,000	765,400,000	622,900,000
Measure:: 1
Pay vs Performance Disclosure
Name			Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR percentile ranking as compared to companies in the S&P 500 Index
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is a non-GAAP financial measure and is calculated based on the Company’s earnings before interest, taxes, depreciation and amortization, adjusted to exclude the impact of acquisitions and divestitures and actual capital expenditures. A reconciliation from GAAP to non-GAAP financial measures and other related information is included in Item 7 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.
Mr. Ashleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,758,876	$ 7,495,227	$ 6,719,772	$ 3,407,839
PEO Actually Paid Compensation Amount			$ 2,066,071	$ 11,439,171	$ 9,849,418	5,952,238
PEO Name	Mr. Ashleman		Mr. Ashleman	Mr. Ashleman	Mr. Ashleman
Mr. Silvernail [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						8,890,861
PEO Actually Paid Compensation Amount						(14,813,422)
PEO Name		Mr. Silvernail
PEO | Mr. Ashleman [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,618,356)	$ (4,598,330)	$ (4,174,035)	(2,006,979)
PEO | Mr. Ashleman [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,453,992	8,424,336	6,194,944	2,659,808
PEO | Mr. Ashleman [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,529,994)	865,977	1,050,803	1,362,544
PEO | Mr. Ashleman [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Ashleman [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(93,950)	(916,830)	21,243	443,050
PEO | Mr. Ashleman [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Ashleman [Member] | Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,503	168,791	36,691	85,976
PEO | Mr. Silvernail [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(6,277,937)
PEO | Mr. Silvernail [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Silvernail [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Silvernail [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Silvernail [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(295,496)
PEO | Mr. Silvernail [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(17,130,850)
PEO | Mr. Silvernail [Member] | Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,045,073)	(1,537,000)	(727,995)	(853,306)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			763,785	1,212,682	1,080,430	1,130,856
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(242,297)	166,194	359,737	548,525
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,109)	(209,489)	(2,016)	225,012
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(665,779)	0	0	0
Non-PEO NEO | Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 6,620	$ 30,108	$ 9,763	$ 22,068